John Hancock Variable Insurance Trust
Supplement dated June 26, 2014
to the Prospectus dated April 30, 2014

International Small Company Trust

The primary benchmark for the International Small Company Trust has been changed to the MSCI World ex U.S. Small Cap Index replacing the MSCI EAFE Small Cap Index. The table of “Average Annual Total Returns for Period Ended 12/31/2013” is amended and restated to reflect this change.

Average Annual Total Returns for Period Ended 12/31/2013

Average annual total returns (%)	1 Year	5 Years	Inception	Date of Inception
Series I	26.34	16.61	3.64	11/16/2009
Series II	26.02	16.41	3.52	11/16/2009
Series NAV	26.29	16.63	3.66	04/28/2006
MSCI World ex U.S. Small Cap Index*	25.99	18.88	3.75	04/28/2006
MSCI EAFE Small Cap Index	29.69	18.89	3.81	04/28/2006

*The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund’s investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.

Equity-Income Trust

Effective November 1, 2015, John D. Linehan will replace Brian C. Rogers as the fund’s portfolio manager. Mr. Linehan joined T. Rowe Price in 1998 and his investment experience dates from 1989. During the past five years, he has served as a portfolio manager and the Head of U.S. Equity for T. Rowe Price.

Small Company Value Trust

Effective June 30, 2014, J. David Wagner, CFA will replace Preston G. Athey as a portfolio manager of Small Company Value Trust, which is subadvised by T. Rowe Price Associates, Inc.

Accordingly, under the heading Small Company Value Trust, Portfolio management, the portfolio management disclosure pertaining to Mr. Athey is hereby deleted and replaced with:

J. David Wagner, CFA

Vice President

Managed fund since 2014

Under the heading Management Subadvisors and Portfolio Managers, all references to Mr. Athey with respect to Small Company Value Trust are deleted in their entirety and replaced with references to Mr. Wagner.

In addition, under the same section, the employment information related to Mr. Athey is deleted in its entirety and replaced with:

J. David Wagner, CFA. Vice President; joined T. Rowe Price in 2000.

Natural Resources Trust

On June 25, 2014, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the following reorganization:

Acquired Fund	Acquiring Fund

Natural Resources Trust	Global Trust

A meeting of the shareholders of Natural Resources Trust has been scheduled for Wednesday, September 17, 2014 to seek approval of the reorganization. Subject to regulatory and shareholder approval, the reorganization is scheduled to occur immediately after the close of business on Friday, November 7, 2014.

Bond PS Series

On June 25, 2014, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the following reorganization:

Acquired Fund	Acquiring Fund

Bond PS Series Trust	Bond Trust

A meeting of the shareholders of the Bond PS Series Trust has been scheduled for Wednesday, September 17, 2014 to seek approval of the reorganization. Subject to regulatory and shareholder approval, the reorganization is scheduled to occur immediately after the close of business on Friday, November 7, 2014.

Lifestyle Aggressive MVP

Lifestyle Balanced MVP

Lifestyle Conservative MVP

Lifestyle Moderate MVP

Lifestyle Growth MVP

(collectively, the Lifestyle “MVPs”)

All Cap Core Trust

The disclosure relating to QS Investors, LLC under the heading Management – Subadvisors and Portfolio Managers is restated as follows:

QS Investors, LLC. (“QS Investors”) is the subadvisor to each of the Lifestyle MVPs and All Cap Core Trust. QS Investors is a Delaware limited liability company located at 880 Third Avenue, 7th Floor New York, NY 10022. On May 31, 2014, QS Investors became a wholly-owned, independently-managed affiliate of Legg Mason, Inc. A majority of the senior members of QS Investors are former members of DIMA’s Quantitative Strategies Group that previously provided services to the Lifestyle MVPs and All Cap Core Trust.

International Core Trust
U. S. Equity Trust (the “funds”)

Effective July 1, 2014, Ben Inker and Sam Wilderman have been added as portfolio managers to the funds.

Accordingly, under the sections International Core Trust, Portfolio management and U.S. Equity Trust, Portfolio management, the portfolio management disclosure is amended and restated as follows:

Dr. David Cowan	Dr. Thomas Hancock
Co-Director of Global Equity Team	Co-Director of Global Equity Team
Managed fund since 2012	Managed fund since 2005

Ben Inker	Sam Wilderman
Co-Head of the Asset Allocation Team	Co-Head of the Asset Allocation Team
Managed fund since 2014	Managed fund since 2014

Under Management, Subadvisors and Portfolio Managers, the employment information is amended and restated as follows:

Dr. David Cowan. Co-Director of the Team; joined GMO in 2006 and has been responsible for portfolio management of GMO’s domestic equity portfolios since 2006 and GMO’s international equity portfolios since 2012.

Dr. Thomas Hancock. Co-Director of the Team; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.

Ben Inker. Co-Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.

Sam Wilderman. Co-Head, Asset Allocation Team, GMO. Mr. Wilderman has been responsible for overseeing portfolio management of GMO’s asset allocation portfolios since September 2012. Previously, Mr. Wilderman was Co-Head of GMO’s Global Equity Team.

International Core Trust

Investment Policy Changes

Effective July 1, 2014, the investment policies of the International Core Trust are amended and restated as follows:

Principal investment strategies

The fund’s investment objective is to seek high total return.

The subadvisor seeks to achieve the fund’s investment objective by investing the fund’s portfolio primarily in non-U.S. developed market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund’s investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund’s portfolio for factors such as position size, market capitalization and exposure to factors such as industry, sector, country or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund’s risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund’s investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Value Trust

Principal Investment Strategies

The principal investment strategies of the fund are amended to permit the fund to hedge non-U.S. currency exposure through the use of forward foreign currency contracts.

Principal Risks

The principal risks of the fund are amended to add the following additional risk:

Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Fundamental Value Trust

Subadvisor Change

Fund Reorganization

Advisory Fee Reduction

Principal Investment Strategy and Benchmark Changes

Subadvisor Change and Fund Reorganization

On March 13, 2014, the Board of Trustees of the Trust (the “Board”) approved, subject to shareholder approval, changing the subadvisor for Fundamental Value Trust from Davis Selected Advisers, L.P. (“Davis”) to John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) and an Agreement and Plan of Reorganization providing for the following reorganization:

Acquired Fund	Acquiring Fund

Fundamental Value Trust	Fundamental Large Cap Value Trust

At a meeting of the shareholders of Fundamental Value Trust held on Wednesday, June 18, 2014, shareholders approved the JHAM subadvisory agreement for the Fundamental Value Trust and the reorganization of Fundamental Value Trust into Fundamental Large Cap Value Trust. JHAM will replace Davis as the subadvisor to the Fundamental Value Trust effective as of the close of business on June 25, 2014 (the “Effective Date”) and the reorganization is expected to occur immediately after the close of business on Friday, November 7, 2014. Information regarding JHAM is set forth in the supplement to the prospectus dated April 30, 2014 (the “Supplement”).

The Board also approved the following changes effective as of the Effective Date: (a) a reduction in Fundamental Value Trust’s advisory fee; and (b) changing the principal investment strategies and benchmark of Fundamental Value Trust to be the same as those of Fundamental Large Cap Value Trust.

Advisory Fee Reduction

The advisory fee for Fundamental Value Trust as of the Effective Date is:

Advisory Fee Schedule

0.700% on the first $500 million of Aggregate Net Assets* 0.650% on the next $500 million of Aggregate Net Assets 0.600% on Aggregate Net Assets exceeding $1 billion

*Aggregate Net Assets include the net assets of JHVIT Fundamental Value Trust, JHVIT Fundamental Large Cap Value Trust, and Fundamental Large Cap Value Fund, a series of John Hancock Funds II.

Principal Investment Strategy/Benchmark Changes

The principal investment strategies of Fundamental Value Trust as of the Effective Date are set forth in the Supplement. In addition, Fundamental Value Trust’s benchmark is changing from the S&P 500 Index to the Russell 1000 Value Index as of the Effective Date.

Fundamental Large Cap Value Trust

Advisory Fee Change

The advisory fee for Fundamental Large Cap Value Trust is amended as of June 25, 2014 to reflect that the assets of Fundamental Value Trust will be aggregated with the assets of Fundamental Large Cap Value Trust and Fundamental Large Cap Value Fund, a series of John Hancock Funds II, for purposes of determining the advisory fee. The advisory fee as of June 25, 2014 is set forth below:

Advisory Fee Schedule

0.700% on the first $500 million of Aggregate Net Assets*

0.650% on the next $500 million of Aggregate Net Assets

0.600% on Aggregate Net Assets exceeding $1 billion

*Aggregate Net Assets include the net assets of Fundamental Value Trust, Fundamental Large Cap Value Trust, and Fundamental Large Cap Value Fund, a series of John Hancock Funds II.

Financial Services Trust

Subadvisor Change

Advisory Fee Change

Name Change

Principal Investment Strategy and Benchmark Changes

Subadvisor Change

On March 13, 2014, the Board approved, subject to shareholder approval, changing the subadvisor for Financial Services Trust from Davis to JHAM and changing the fund’s advisory fee, as set forth below.

At a meeting of the shareholders of Financial Services Trust held on Wednesday, June 18, 2014 shareholders approved the JHAM subadvisory agreement for the Financial Services Trust. JHAM will replace Davis as the subadvisor to the Financial Services Trust effective as of the close of business on June 25, 2014 (the “Effective Date”).

Advisory Fee Change

Shareholders also approved a change in the advisory fee rate as of the Effective Date, as follows:

Advisory Fee Schedule

0.800% on the first $250 million of Aggregate Net Assets*

0.775% on the next $250 million of Aggregate Net Assets

0.750% on the next $500 million of Aggregate Net Assets

0.725% on Aggregate Net Assets exceeding $1 billion

**Aggregate Net Assets include the net assets of Financial Services Trust and John Hancock Financial Industries Fund, a series of John Hancock Investment Trust II.

Name Change and Principal Investment Strategy/Benchmark Changes

In addition, the Board approved changing the name of Financial Services Trust effective November 1, 2014, and amending the principal investment strategies and benchmark of Financial Services Trust as of the Effective Date. The new name of the fund will be Financial Industries Trust. The benchmark of the fund is changing from the S&P 500 Index to the S&P 500 Financial Index.

Principal Investment Strategy Changes

The principal investment strategies of Financial Services Trust as of the Effective Date are set forth in the Supplement.

* * * *

Management

Investment Management

The first paragraph under “Management – Investment Management” is amended and restated as follows:

John Hancock Investment Management Services, LLC (the “Advisor”) is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

The following new paragraph is added:

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans (“variable contracts”). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the “Affiliated Insurance Companies”). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.